Components of Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ending Balance	$ (283.0)	$ (345.6)	$ (305.3)
Net Change	62.6	(40.3)	56.3
Beginning Balance	(345.6)	(305.3)	(361.6)
Net Unrealized Gains (Losses) on Securities Available for Sale
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ending Balance	101.0	39.8	(13.5)
Net Change	61.2	53.3	28.2
Beginning Balance	39.8	(13.5)	(41.7)
Net Unrealized Gains (Losses) on Cash Flow Hedge Designations
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ending Balance	(1.4)	(7.0)	11.4
Net Change	5.6	(18.4)	37.6
Beginning Balance	(7.0)	11.4	(26.2)
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ending Balance	10.5	(9.5)	(7.0)
Net Change	20.0	(2.5)	(18.3)
Beginning Balance	(9.5)	(7.0)	11.3
Net Pension and Other Postretirement Benefit Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ending Balance	(393.1)	(368.9)	(296.2)
Net Change	(24.2)	(72.7)	8.8
Beginning Balance	$ (368.9)	$ (296.2)	$ (305.0)